11. SEGMENT INFORMATION	9 Months Ended
Sep. 30, 2013
Notes to Financial Statements
Note 11. SEGMENT INFORMATION

The Company operates in one business segment being the exploration of mineral property interests.

Geographic information is as follows:

	September 30,	December 31,
	2013	2012
Identifiable assets
USA	$51,336,689	$58,094,222
Canada	47,992,436	3,953,053
Australia	1,329,437	1,487,117
Mongolia	760,219	613,723
Other	14,006	25,415
	$101,432,787	$64,173,530